Income taxes - Schedule of Income Taxes Paid (Details) $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
Amount
Total	$ 116,141
Percent
Total	100.00%
Brazil
Amount
Total foreign	$ 56,520
Percent
Total	48.70%
Mexico
Amount
Total foreign	$ 27,007
Percent
Total	23.30%
Argentina
Amount
Total foreign	$ 6,520
Percent
Total	5.60%
Other foreign jurisdictions
Amount
Total foreign	$ 26,094
Percent
Total	22.50%